Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 28, 2024	Dec. 29, 2023	Dec. 30, 2022	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

The following table presents the Company’s pay versus performance disclosure as required by the SEC. The disclosure included in this section is required by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and the compensation of its named executive officers. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years presented.

Year(1)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officer ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officer ($)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Company Reported Net Income (Loss) ($000)	Company Selected Performance Measure: AFFO($000)(5)
2024	386,600	1,508,002	421,600	585,444	$115.53	6,493	14,788
2023	370,700	5,883,375	545,700	1,464,832	$135.38	(8,696)	14,672
2022	265,750	(1,381,612)	494,050	137,365	$51.52	(4,511)	16,634

(1)
Our principal executive officer (“PEO”) for the years ended December 31, 2024, 2023 and 2022 was Aaron S. Halfacre, our Chief Executive Officer and President. Our non-PEO named executive officers for the year ended December 31, 2024 were Raymond J. Pacini, our Executive Vice President, Chief Financial Officer, Secretary and Treasurer and John C Raney, our Chief Operating Officer and General Counsel. Our non-PEO named executive officer for the years ended December 31, 2023 and 2022 was Raymond J. Pacini, our Executive Vice President, Chief Financial Officer, Secretary and Treasurer.

(2)
Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year in which Mr. Halfacre served as our PEO, and Messrs. Pacini and Raney served as our non-PEO named executive officers, as applicable.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Halfacre, Mr. Pacini and Mr. Raney is set forth following the footnotes to this table.

(4)	The cumulative total shareholder return for 2022 is based on the period from February 11, 2022, the date our common stock became listed on a national securities exchange, through December 31, 2022.

(5)	A description of our use of AFFO as a performance measure is set forth below under “– Relationships Between Compensation Actually Paid and Financial Performance Measures.”

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensa tion Table Total ($)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(1)(2)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During the Fiscal Year ($)(3)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Year that Failed to Meet Applicable Conditions During Fiscal Year ($)	Plus Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included in Total Compensation for the Fiscal Year ($)	Equals Compensation Actually Paid ($)

Mr. Halfacre
2024	386,600	—	—	—	—	1,121,402	—	—	1,508,002

2023	370,700	—	—	5,512,675	—	—	—	—	5,883,375
2022	265,750	—	—	(1,647,362)	—	—	—	—	(1,381,612)

Mr. Pacini

2024	421,600	—	—	—	—	207,990	—	—	629,590

2023	545,700	—	—	919,132	—	—	—	—	1,464,832
2022	494,050	—	—	(356,685)	—	—	—	—	137,365

Mr. Raney

2024	421,600	—	—	—	—	119,698	—	—	541,298
2024 average of Non-PEO Named Executive Officers									585,444

(1)
For 2022, represents the change in fair value from March 31, 2022 to December 31, 2022 of (i) 210,667 Class R OP Units and 40,000 Class P OP Units granted to Mr. Halfacre in prior years and (ii) 33,333 Class R OP Units and 16,029 Class P OP Units granted to Mr. Pacini in prior years. The fair value was measured as of March 31, 2022, instead of December 31, 2021, because the Company’s common stock was not listed on a national securities exchange as of December 31, 2021. The fair value as of March 31, 2022 reflects the Company’s common stock closing price on the NYSE of $17.94 on March 31, 2022. The fair value as of December 31, 2022 reflects the Company’s common stock closing price on the NYSE of $12.00 per share on December 30, 2022, the last trading day of 2022. See the discussion above regarding the grant of the Class P OP Units and Class R OP Units.

(2)
For 2023, represents the change in fair value from December 31, 2022, to December 31, 2023, of (i) 210,667 Class R OP Units and 40,000 Class P OP Units granted to Mr. Halfacre in prior years and (ii) 33,333 Class R OP Units and 16,029 Class P OP Units granted to Mr. Pacini in prior years. The fair value as of December 31, 2022 reflects the Company’s common stock closing price on the NYSE of $12.00 per share on December 30, 2022, the last trading day of 2022. The fair value as of December 31, 2023, reflects the Company’s common stock closing price on the NYSE of $14.90 per share on December 29, 2023, the last trading day of 2023.

(3)
For 2024, represents the change in fair value from December 31, 2023, to March 31, 2024 vesting date of (i) 210,667 Class R OP Units and 40,000 Class P OP Units granted to Mr. Halfacre in prior years, (ii) 33,333 Class R OP Units and 16,029 Class P OP Units granted to Mr. Pacini in prior years and 25,333 Class R OP Units granted to Mr. Raney in prior years. The fair value as of December 31, 2023 reflects the Company’s common stock closing price on the NYSE of $14.90 per share on December 29, 2022, the last trading day of 2023. The fair value as of March 31, 2024, reflects the Company’s common stock closing price on the NYSE of $16.79 per share on March 28, 2024, the last trading day of March 2024.

Company Selected Measure Name	AFFO
Named Executive Officers, Footnote
(1)
Our principal executive officer (“PEO”) for the years ended December 31, 2024, 2023 and 2022 was Aaron S. Halfacre, our Chief Executive Officer and President. Our non-PEO named executive officers for the year ended December 31, 2024 were Raymond J. Pacini, our Executive Vice President, Chief Financial Officer, Secretary and Treasurer and John C Raney, our Chief Operating Officer and General Counsel. Our non-PEO named executive officer for the years ended December 31, 2023 and 2022 was Raymond J. Pacini, our Executive Vice President, Chief Financial Officer, Secretary and Treasurer.

(2)
Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the applicable year in which Mr. Halfacre served as our PEO, and Messrs. Pacini and Raney served as our non-PEO named executive officers, as applicable.

PEO Total Compensation Amount	$ 386,600	$ 370,700	$ 265,750
PEO Actually Paid Compensation Amount	$ 1,508,002	5,883,375	(1,381,612)
Adjustment To PEO Compensation, Footnote
Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensa tion Table Total ($)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(1)(2)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During the Fiscal Year ($)(3)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Year that Failed to Meet Applicable Conditions During Fiscal Year ($)	Plus Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included in Total Compensation for the Fiscal Year ($)	Equals Compensation Actually Paid ($)

Mr. Halfacre
2024	386,600	—	—	—	—	1,121,402	—	—	1,508,002

2023	370,700	—	—	5,512,675	—	—	—	—	5,883,375
2022	265,750	—	—	(1,647,362)	—	—	—	—	(1,381,612)

Mr. Pacini

2024	421,600	—	—	—	—	207,990	—	—	629,590

2023	545,700	—	—	919,132	—	—	—	—	1,464,832
2022	494,050	—	—	(356,685)	—	—	—	—	137,365

Mr. Raney

2024	421,600	—	—	—	—	119,698	—	—	541,298
2024 average of Non-PEO Named Executive Officers									585,444

(1)
For 2022, represents the change in fair value from March 31, 2022 to December 31, 2022 of (i) 210,667 Class R OP Units and 40,000 Class P OP Units granted to Mr. Halfacre in prior years and (ii) 33,333 Class R OP Units and 16,029 Class P OP Units granted to Mr. Pacini in prior years. The fair value was measured as of March 31, 2022, instead of December 31, 2021, because the Company’s common stock was not listed on a national securities exchange as of December 31, 2021. The fair value as of March 31, 2022 reflects the Company’s common stock closing price on the NYSE of $17.94 on March 31, 2022. The fair value as of December 31, 2022 reflects the Company’s common stock closing price on the NYSE of $12.00 per share on December 30, 2022, the last trading day of 2022. See the discussion above regarding the grant of the Class P OP Units and Class R OP Units.

(2)
For 2023, represents the change in fair value from December 31, 2022, to December 31, 2023, of (i) 210,667 Class R OP Units and 40,000 Class P OP Units granted to Mr. Halfacre in prior years and (ii) 33,333 Class R OP Units and 16,029 Class P OP Units granted to Mr. Pacini in prior years. The fair value as of December 31, 2022 reflects the Company’s common stock closing price on the NYSE of $12.00 per share on December 30, 2022, the last trading day of 2022. The fair value as of December 31, 2023, reflects the Company’s common stock closing price on the NYSE of $14.90 per share on December 29, 2023, the last trading day of 2023.

(3)
For 2024, represents the change in fair value from December 31, 2023, to March 31, 2024 vesting date of (i) 210,667 Class R OP Units and 40,000 Class P OP Units granted to Mr. Halfacre in prior years, (ii) 33,333 Class R OP Units and 16,029 Class P OP Units granted to Mr. Pacini in prior years and 25,333 Class R OP Units granted to Mr. Raney in prior years. The fair value as of December 31, 2023 reflects the Company’s common stock closing price on the NYSE of $14.90 per share on December 29, 2022, the last trading day of 2023. The fair value as of March 31, 2024, reflects the Company’s common stock closing price on the NYSE of $16.79 per share on March 28, 2024, the last trading day of March 2024.

Non-PEO NEO Average Total Compensation Amount	$ 421,600	545,700	494,050
Non-PEO NEO Average Compensation Actually Paid Amount	$ 585,444	1,464,832	137,365
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensa tion Table Total ($)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(1)(2)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During the Fiscal Year ($)(3)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Year that Failed to Meet Applicable Conditions During Fiscal Year ($)	Plus Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included in Total Compensation for the Fiscal Year ($)	Equals Compensation Actually Paid ($)

Mr. Halfacre
2024	386,600	—	—	—	—	1,121,402	—	—	1,508,002

2023	370,700	—	—	5,512,675	—	—	—	—	5,883,375
2022	265,750	—	—	(1,647,362)	—	—	—	—	(1,381,612)

Mr. Pacini

2024	421,600	—	—	—	—	207,990	—	—	629,590

2023	545,700	—	—	919,132	—	—	—	—	1,464,832
2022	494,050	—	—	(356,685)	—	—	—	—	137,365

Mr. Raney

2024	421,600	—	—	—	—	119,698	—	—	541,298
2024 average of Non-PEO Named Executive Officers									585,444

(1)
For 2022, represents the change in fair value from March 31, 2022 to December 31, 2022 of (i) 210,667 Class R OP Units and 40,000 Class P OP Units granted to Mr. Halfacre in prior years and (ii) 33,333 Class R OP Units and 16,029 Class P OP Units granted to Mr. Pacini in prior years. The fair value was measured as of March 31, 2022, instead of December 31, 2021, because the Company’s common stock was not listed on a national securities exchange as of December 31, 2021. The fair value as of March 31, 2022 reflects the Company’s common stock closing price on the NYSE of $17.94 on March 31, 2022. The fair value as of December 31, 2022 reflects the Company’s common stock closing price on the NYSE of $12.00 per share on December 30, 2022, the last trading day of 2022. See the discussion above regarding the grant of the Class P OP Units and Class R OP Units.

(2)
For 2023, represents the change in fair value from December 31, 2022, to December 31, 2023, of (i) 210,667 Class R OP Units and 40,000 Class P OP Units granted to Mr. Halfacre in prior years and (ii) 33,333 Class R OP Units and 16,029 Class P OP Units granted to Mr. Pacini in prior years. The fair value as of December 31, 2022 reflects the Company’s common stock closing price on the NYSE of $12.00 per share on December 30, 2022, the last trading day of 2022. The fair value as of December 31, 2023, reflects the Company’s common stock closing price on the NYSE of $14.90 per share on December 29, 2023, the last trading day of 2023.

(3)
For 2024, represents the change in fair value from December 31, 2023, to March 31, 2024 vesting date of (i) 210,667 Class R OP Units and 40,000 Class P OP Units granted to Mr. Halfacre in prior years, (ii) 33,333 Class R OP Units and 16,029 Class P OP Units granted to Mr. Pacini in prior years and 25,333 Class R OP Units granted to Mr. Raney in prior years. The fair value as of December 31, 2023 reflects the Company’s common stock closing price on the NYSE of $14.90 per share on December 29, 2022, the last trading day of 2023. The fair value as of March 31, 2024, reflects the Company’s common stock closing price on the NYSE of $16.79 per share on March 28, 2024, the last trading day of March 2024.

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Total Stockholder Return

The decrease in the fair value of outstanding and unvested stock awards granted in prior years reported in column 5 of the reconciliation above for 2022 is less than the decline in the price of our common stock since our initial listing on the NYSE on February 11, 2022 because the fair value of outstanding and unvested stock awards as of December 31, 2021 reported in our 2022 proxy statement was based on the closing price of our common stock on the NYSE of $17.94 on March 31, 2022.

Compensation Actually Paid vs. Company Selected Measure
Relationships Between Compensation Actually Paid and Financial Performance Measures

The calculation of compensation actually paid in each of the years shown reflects required adjustments to equity award valuations under SEC rules, which were in turn impacted by our stock price performance. Our compensation committee selected FFO per share as the measure used to determine the performance target for the three-year Class R OP Unit awards granted on January 25, 2021, and this measure was established before our common stock became listed on a national securities exchange in February 2022.

As discussed above, on March 31, 2024, the Class P OP Units were automatically converted into Class C OP Units at a conversion ratio of 1.6667 Class C OP Units for each one Class P OP Unit and the Class R OP Units were automatically converted into Class C OP Units at a conversion ratio of 2.5 Class C OP Units for each one Class R OP Unit. The Class C OP Units are exchangeable for shares of common stock on a one for one basis, or cash, as solely determined by the Company.

FFO is a measure promulgated by the National Association of Real Estate Investment Trusts (“Nareit”) in order to provide a more complete understanding of the operating performance of a REIT. FFO is defined as net income or loss computed in accordance with generally accepted accounting principles in the United States (“GAAP”), excluding extraordinary items, as defined by GAAP, and gains and losses from sales of depreciable operating property, plus real estate-related depreciation and amortization (excluding amortization of deferred financing costs and depreciation of non-real estate assets), and after adjustment for unconsolidated partnerships, joint ventures, preferred dividends and real estate impairments. Because FFO calculations adjust for such items as depreciation and amortization of real estate assets and gains and losses from sales of operating real estate assets (which can vary among owners of identical assets in similar conditions based on historical cost accounting and useful-life estimates), they facilitate comparisons of operating performance between periods and between other REITs. As a result, we believe that the use of FFO, together with the required GAAP presentations, provides a more complete understanding of our performance relative to our competitors and a more informed and appropriate basis on which to make decisions involving operating, financing, and investing activities. It should be noted, however, that other REITs may not define FFO in accordance with the current Nareit definition or may interpret the current Nareit definition differently than we do, making comparisons less meaningful.

Additionally, we use AFFO as a non-GAAP financial measure to evaluate our operating performance. AFFO excludes non-routine and certain non-cash items such as revenues in excess of cash received, amortization of stock-based compensation, deferred rent, amortization of in-place lease valuation intangibles, deferred financing fees, gain or loss from the extinguishment of debt, unrealized gains (losses) on derivative instruments, write-offs of transaction costs and other one-time transactions. We also believe that AFFO is a recognized measure of sustainable operating performance of the REIT industry. Further, we believe AFFO is useful in comparing the sustainability of our operating performance with the sustainability of the operating performance of other real estate companies. Management believes that AFFO is a beneficial indicator of our ongoing portfolio performance. More specifically, AFFO isolates the financial results of our operations. AFFO, however, is not considered an appropriate measure of historical earnings as it excludes certain significant costs that are otherwise included in reported earnings. Further, since the measure is based on historical financial information, AFFO for the period presented may not be indicative of future results. By providing FFO and AFFO, we present information that assists investors in aligning their analysis with management’s analysis of long-term operating activities.

For all of these reasons, we believe the non-GAAP measures of FFO and AFFO, in addition to income (loss) from operations, net income (loss) and cash flows from operating activities, as defined by GAAP, are helpful supplemental performance measures and useful to investors in evaluating the performance of our real estate portfolio. However, a material limitation associated with FFO and AFFO is that they are not indicative of our cash available to fund distributions since other uses of cash, such as capital expenditures at our properties and principal payments of debt, are not deducted when calculating FFO and AFFO. AFFO is useful in assisting management and investors in assessing our ongoing ability to generate cash flow from operations and continue as a going concern in future operating periods. However, FFO and AFFO should not be viewed as a more prominent measure of performance than income (loss) from operations, net income (loss) or cash flows from operating activities and each should be reviewed in connection with GAAP measurements.

Neither the SEC, Nareit, nor any other applicable regulatory body has opined on the acceptability of the adjustments contemplated to adjust FFO in order to calculate AFFO and its use as a non-GAAP performance measure. In the future, the SEC or Nareit may decide to standardize the allowable exclusions across the REIT industry, and we may have to adjust the calculation and characterization of this non-GAAP measure.

Total Shareholder Return Amount	$ 115.53	135.38	51.52
Net Income (Loss)	$ 6,493,000	$ (8,696,000)	$ (4,511,000)
Company Selected Measure Amount	14,788,000	14,672,000	16,634,000
PEO Name	Aaron S. Halfacre	Aaron S. Halfacre	Aaron S. Halfacre
Share Price					$ 16.79	$ 14.9	$ 12	$ 17.94
Raymond J. Pacini [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 421,600	$ 545,700	$ 494,050
Non-PEO NEO Average Compensation Actually Paid Amount	629,590	1,464,832	137,365
John C. Raney [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	421,600
Non-PEO NEO Average Compensation Actually Paid Amount	541,298
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	5,512,675	(1,647,362)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,121,402	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0	$ 0
PEO | Class ROP Units [Member]
Pay vs Performance Disclosure
Units granted		210,667	210,667	210,667
PEO | Class POP Units [Member]
Pay vs Performance Disclosure
Units granted		40,000	40,000	40,000
Non-PEO NEO | Class ROP Units [Member]
Pay vs Performance Disclosure
Units granted		33,333	33,333	33,333
Non-PEO NEO | Class POP Units [Member]
Pay vs Performance Disclosure
Units granted		16,029	16,029
Non-PEO NEO | Raymond J. Pacini [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0	$ 0
Non-PEO NEO | Raymond J. Pacini [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Raymond J. Pacini [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	919,132	(356,685)
Non-PEO NEO | Raymond J. Pacini [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Raymond J. Pacini [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,990	0	0
Non-PEO NEO | Raymond J. Pacini [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Raymond J. Pacini [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0	$ 0
Non-PEO NEO | Raymond J. Pacini [Member] | Class POP Units [Member]
Pay vs Performance Disclosure
Units granted				16,029
Non-PEO NEO | John C. Raney [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | John C. Raney [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | John C. Raney [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | John C. Raney [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | John C. Raney [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	119,698
Non-PEO NEO | John C. Raney [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | John C. Raney [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | John C. Raney [Member] | Class ROP Units [Member]
Pay vs Performance Disclosure
Units granted				25,333